Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule for significant portions of deferred income tax assets
	As of December 31,
	2017	2016
Current deferred tax assets/(liabilities):
State taxes	$336	$560
Capitalized research and development costs	22,717	51,118
Accrual to cash adjustment	-	-
Other	295,265	250,284
Net operating loss	3,697,169	4,057,846
Gross deferred tax assets	4,015,487	4,359,808
Valuation allowance	(4,015,487)	(4,359,808)
Total deferred tax assets	$-	$-

Schedule of provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate
	As of December 31,
	2017	2016
Expected income tax benefit at federal statutory tax rate	$(1,082,444)	$(1,111,773)
State income taxes, net of federal benefit	(208,619)	(241,899)
Change in fair value of warrant	(268,519)	(452,930)
Change in valuation allowance	(344,321)	1,720,620
Stock Compensation	73,881	83,332
Other Perm Difference	12	4,250
Tax Cuts and Jobs Act	1,831,610	-
Provision for Income Taxes	$1,600	$1,600